Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments
Reconciliation Of Investments In Equity Affiliates

	2014	2013
Beginning of year	$3,860	$4,581
Additional investments	226	111
Equity in net income of affiliates	175	642
Dividends and distributions received	(148)	(318)
Currency translation adjustments	-	61
Sale of América Móvil shares	(3,817)	(781)
Return of advances to and investments in YP Holdings	-	(301)
América Móvil equity adjustments	-	(124)
Other adjustments	(46)	(11)
End of year	$250	$3,860